Share-Based Compensation Plans - Schedule of Activity in Employee Stock Option Plan (ESOS) (Detail) - Vedanta Limited Employee Stock Option Scheme 2016 [member]	12 Months Ended
	Mar. 31, 2020 shares		Mar. 31, 2019 shares
Disclosure of terms and conditions of share-based payment arrangement [line items]
Options outstanding, Beginning balance	29,435,243		16,756,252
Options granted during the year	18,751,330		14,870,100
Options transferred from Parent/ fellow subsidiaries	211,170
Options forfeited/lapsed during the year	9,402,503		2,191,109
Options exercised during the year	620,441	[1]
Options outstanding, Ending balance	38,374,799		29,435,243
Options exercisable	1,068,516
December 15, 2019 - June 14, 2020 [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Excerise Period	December 15, 2019-June 14, 2020		December 15, 2019-June 14, 2020
Options outstanding, Beginning balance	6,508,226		7,098,602
Options forfeited/lapsed during the year	4,819,269		590,376
Options exercised during the year	620,441	[1]
Options outstanding, Ending balance	1,068,516		6,508,226
Options exercisable	1,068,516
September 1, 2020 - February 28, 2021 [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Excerise Period	September 1, 2020-February 28, 2021		September 1, 2020 - February 28, 2021
Options outstanding, Beginning balance	8,274,393		9,617,340
Options forfeited/lapsed during the year	1,246,468		1,342,947
Options outstanding, Ending balance	7,027,925		8,274,393
October 16, 2020 - April 15, 2021 [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Excerise Period	October 16, 2020-April 15, 2021		October 16, 2020 - April 15, 2021
Options outstanding, Beginning balance	11,126		11,570
Options forfeited/lapsed during the year			444
Options outstanding, Ending balance	11,126		11,126
November 1, 2020 - April 30, 2021 [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Excerise Period	November 1, 2020-April 30, 2021		November 1, 2020 - April 30, 2021
Options outstanding, Beginning balance	27,638		28,740
Options forfeited/lapsed during the year	27,638		1,102
Options outstanding, Ending balance			27,638
November 1, 2021 - April 30, 2022 [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Excerise Period	November 1, 2021-April 30, 2022		November 1, 2021 - April 30, 2022
Options outstanding, Beginning balance	13,566,200
Options granted during the year	16,713,640		13,793,980
Options forfeited/lapsed during the year	2,146,154		227,780
Options outstanding, Ending balance	11,420,046		13,566,200
November 1, 2021-April 30, 2022 (Cash settled) [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Excerise Period	Cash settled		Cash settled
Options outstanding, Beginning balance	1,047,660
Options granted during the year	2,037,690		1,076,120
Options transferred from Parent/ fellow subsidiaries	211,170
Options forfeited/lapsed during the year	189,674		28,460
Options outstanding, Ending balance	1,069,156		1,047,660
November 29, 2022-May 28, 2023[member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Excerise Period	November 29, 2022-May 28, 2023
Options granted during the year	16,713,640
Options forfeited/lapsed during the year	832,310
Options outstanding, Ending balance	15,881,330
November 29, 2022-May 28, 2023 (Cash Settled) [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Excerise Period	Cash settled
Options granted during the year	2,037,690
Options forfeited/lapsed during the year	140,990
Options outstanding, Ending balance	1,896,700

[1]	excludes 58,420 options exercised during the year regarding which the transaction could not be completed before March 31, 2020 and hence, the corresponding shares were held by the Group.